Description of Business (Details)	12 Months Ended
Dec. 31, 2022 store
Description of Business
Initial contractual term	20 years
Extension term	10 years
Number of Horton stores	617
Shanghai
Description of Business
Number of stores	192
Beijing
Description of Business
Number of stores	78
Hangzhou
Description of Business
Number of stores	51
Shenzhen
Description of Business
Number of stores	28
Guangzhou
Description of Business
Number of stores	26
Chengdu
Description of Business
Number of stores	24
Nanjing
Description of Business
Number of stores	22
Chongqing, Wuhan, Xi'an, Xiamen, Dalian, etc.
Description of Business
Number of stores	126
Company owned and operated stores
Description of Business
Number of stores	547
Franchised stores
Description of Business
Number of stores	70